Capital stock	12 Months Ended
Dec. 31, 2022
Disclosure Of Capital Stock [Abstract]
Capital stock
13.	Capital stock

(a)	Authorized
The Company has authorized share capital of an unlimited number of common voting shares, an unlimited number of Class A common shares and an unlimited number of preferred shares. The preferred shares may be issued in one or more series, and the directors may fix, prior to each series issued, the designation, rights, privileges, restrictions and conditions attached to each series of preferred shares.

(b)	Shares issued and outstanding
Shares issued and outstanding are as follows:

	Number of common shares	Amount
Balance, December 31, 2020 (1)	10,251,313	$80,917

Balance, December 31, 2021	10,251,313	$80,917

Balance, December 31, 2022	10,251,313	$80,917

(1)
During the year ended December 31, 2020, the Company repurchased and cancelled 552,700 for a total value of $4,447 under a normal course issuer bid. The Company did not repurchase and cancel any shares during 2022 or 2021.

(c)	Stock option plan
The Company has a stock option plan that is administered by the Board of Directors of the Company, with stock options granted to directors, management, employees and consultants as a form of compensation. The number of common shares reserved for issuance of stock options is limited to a maximum of 2,934,403 common shares of the Company at any time. The stock options generally have a maximum term of between five and ten years and vest within a five-year period from the date of grant.
Changes in the number of options outstanding during the year ended December 31, 2022 is as follows:

Year ended December 31, 2022	Options	Weighted average exercise price
Balance, beginning of year	807,150	$3.73
Granted	20,000	1.20
Forfeited, cancelled or expired	(188,750)	(5.77)

Balance, end of year	638,400	$3.05

Options exercisable, end of year	602,400	$2.93

Changes in the number of options outstanding during the years ended December 31, 2021 and 2020 are as follows:

Year ended December 31		2021		2020
	Options	Weighted average exercise price	Options	Weighted average exercise price
Balance, beginning of period	1,326,958	$3.67	1,428,408	$3.67
Granted	90,000	1.10	—	—
Forfeited, cancelled or expired	(609,808)	(2.99)	(101,450)	(5.06)

Balance, end of period	807,150	$3.73	1,326,958	$3.67

Options exercisable, end of period	706,750	$3.49	1,110,958	$3.12

On February 1, 2023, subsequent to
year-end,
the Company granted 1,205,000 options to certain directors, officers, and employees of the Company, with each option entitling the holder to purchase one (1) common share of the Company at an exercise price of $1.25 per common share. The options are exercisable for a period of ten years and have been granted in accordance with the Company’s current stock option plan.
Options outstanding at December 31, 2022 consist of the following:

Range of exercise prices	Number outstanding	Weighted average remaining contractual life	Options outstanding weighted average exercise price	Number exercisable
$0.30	185,000	0.35 years	$0.30	185,000
$0.31 - $1.50	80,000	3.79 years	$1.13	80,000
$1.51 - $3.00	93,400	1.99 years	$1.90	93,400
$3.01 - $5.00	180,000	1.49 years	$4.95	144,000
$5.01 - $7.30	100,000	0.08 years	$7.30	100,000

$0.30 - $7.30	638,400	1.30 years	$3.05	602,400

Compensation expense related to stock options granted during the year or from previous periods under the stock option plan for the year ended December 31, 2022 is $47 (2021 – $135; 2020 – $317). The compensation expense was determined based on the fair value of the options at the date of measurement using the
Black-Scholes
option pricing model. The expected life of stock options is based on historical data and current expectations and is not necessarily indicative of exercise patterns that may occur. The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the options is indicative of future trends, which may not necessarily be the actual outcome.
The compensation expense for the options granted during the years ended December 31, 2022, 2021 and 2020 was determined based on the fair value of the options at the date of measurement using the
Black-Scholes
option pricing model with the inputs detailed below:

Years ended December 31:	2022	2021	2020
Expected option life	4.6 years	4.6 years	n/a
Risk-free interest rate	2.63%	0.75%	n/a
Dividend yield	nil	nil	n/a
Expected volatility	73.85%	69.03%	n/a

(d)	Warrants
On November 17, 2016, in connection with a term loan entered into to fund an acquisition, the Company issued 900,000 warrants to the lenders, exercisable for a
48-month
period following the issuance of the loan at a price of $6.50 per share. These warrants expired on November 17, 2020 without exercise.
Changes in the number of warrants outstanding during the years ended December 31, 2022, 2021, and 2020 are as follows:

Years ended December 31	2022		2021		2020
	Warrants	Weighted average exercise price	Warrants	Weighted average exercise price	Warrants	Weighted average exercise price
Balance, beginning of year	—	$—	—	$—	900,000	$6.50
Expired	—		—		(900,000)	(6.50)

Balance, end of year	—	$—	—	$—	—	$—

Warrants exercisable, end of year	—	$—	—	$—	—	$—

(e)	Per share amounts
The following table reflects the calculation of basic and diluted earnings (loss) per share for the years ended December 31, 2022, 2021 and 2020:

Year ended December 31	2022	2021	2020
Basic net income (loss) per share	$0.133	$(0.07)	$(0.64)

Diluted income (loss) per share	$0.131	$(0.07)	$(0.64)

The following table reflects the loss used in the basic and diluted loss per share computations for the years ended December 31, 2022, 2021 and 2020:

Year ended December 31	2022	2021	2020
Net profit (loss)	$1,365	$(727)	$(6,845)

The following table reflects the share data used in the denominator of the basic and diluted earnings (loss) per share computations for the years ended December 31, 2022, 2021 and 2020:

Year ended December 31	2022	2021	2020
Weighted average shares outstanding for basic earnings (loss) per share	10,251,313	10,251,313	10,251,313

Weighted average shares outstanding for diluted earnings (loss) per share	10,436,313	10,251,313	10,251,313

Effects of dilution from 453,400 stock options (2021 – 807,150; 2020 – 1,326,958) were excluded in the calculation of weighted average shares outstanding for diluted earnings per share for the year ended December 31, 2022 as they are anti-dilutive.